Schedule of cryptocurrencies holdings activity (Details) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 CNY (¥) ETHandstakedETH ETH USDT Bitcoin	Dec. 31, 2025 CNY (¥) ETHandstakedETH ETH USDT Bitcoin
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | ETH	1,000	1,709
USDT [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | USDT	346,112	858,555
Cryptocurrency, Cost basis	¥ 2,357	¥ 6,035
Cryptocurrency, Fair value	¥ 2,357	¥ 6,035
Ethereumand Staked Ethereum [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | ETHandstakedETH	9,176	8,826
Cryptocurrency, Cost basis	¥ 160,226	¥ 162,933
Cryptocurrency, Fair value	¥ 98,090	¥ 186,631
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Quantity | Bitcoin	1.72	1
Cryptocurrency, Cost basis	¥ 1,177	¥ 1,051
Cryptocurrency, Fair value	686	886
Other Cryptocurrencies [Member]
Crypto Asset, Holding [Line Items]
Cryptocurrency, Cost basis	431	455
Cryptocurrency, Fair value	¥ 83	¥ 90
Cryptocurrency, Quantity	Multiple	Multiple